Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (63,040)	$ (85,534)	$ (181,636)
Other comprehensive income (loss):
Foreign currency translation adjustments	8,422	22,112	(54,996)
Comprehensive loss	$ (54,618)	$ (63,422)	$ (236,632)